Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31	2016[1,2]	2017[1]	2018
(in millions)	EUR	EUR	EUR

New systems	4,644.0	6,332.9	8,115.6
Used systems	74.9	91.5	143.5
Net system sales	4,718.9	6,424.4	8,259.1

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.
As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.

Net Sales and Long-lived Assets by Geographic Region
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in millions)	EUR	EUR
2018
Japan	567.6	8.2
Korea	3,725.1	24.6
Singapore	222.5	1.1
Taiwan	1,989.5	96.5
China	1,842.8	16.2
Rest of Asia	1.9	0.4
Netherlands	1.2	1,113.8
EMEA	631.7	5.1
United States	1,961.7	323.6
Total	10,944.0	1,589.5

2017 [1]
Japan	404.3	3.4
Korea	3,031.4	23.2
Singapore	163.7	0.8
Taiwan	2,096.7	88.1
China	919.5	4.1
Rest of Asia	3.5	3.0
Netherlands	4.0	1,186.0
EMEA	921.5	5.0
United States	1,418.1	287.2
Total	8,962.7	1,600.8

2016 [1]
Japan	415.1	4.3
Korea	1,594.3	17.3
Singapore	245.6	0.8
Taiwan	2,140.3	125.4
China	758.2	3.2
Rest of Asia	26.7	2.8
Netherlands	1.1	1,201.4
EMEA	606.3	4.1
United States	1,087.5	327.9
Total	6,875.1	1,687.2

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.